Commitments and contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Dec. 31, 2021 CAD ($)
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	$ 18,040
2022 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	9,909
2023-24 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,859
2025-26 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,937
2027-28 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,335
Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	9,107
Mineral interests [Member] | 2022 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	976
Mineral interests [Member] | 2023-24 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,859
Mineral interests [Member] | 2025-26 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,937
Mineral interests [Member] | 2027-28 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	2,335
Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	8,933
Flow-through share expenditures [Member] | 2022 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments	8,933
Flow-through share expenditures [Member] | 2023-24 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
Flow-through share expenditures [Member] | 2025-26 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments
Flow-through share expenditures [Member] | 2027-28 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitment payments